STOCK-BASED COMPENSATION PLANS Restricted share plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) plan Rate shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 3,171	$ 3,369	$ 3,641
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 4 months 20 days	2 years 4 months 24 days	2 years 5 months 30 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in dollars) | $	$ 19,494	$ 12,364	$ 6,456
Unrecognized stock-based compensation cost (in dollars) | $	$ 6,838	$ 7,209	$ 8,058
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 3 months 26 days	1 year 1 month 6 days	1 year 9 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares	590,720	617,755	573,613
Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2
Treasury Based Restricted Stock Plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum | Rate	3.50%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares	601,187
Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percent	0.3333
U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	1
Non-U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	1
France [Member] | Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional tax holding period	2 years